Quarterly Holdings Report
for
Fidelity® Large Cap Growth Enhanced Index Fund
November 30, 2021
GEI-NPRT1-0122
1.859523.114
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.7%
Entertainment - 1.8%
Activision Blizzard, Inc.	115,101	6,744,919
Electronic Arts, Inc.	55,725	6,922,160
Netflix, Inc. (a)	28,466	18,272,325
Spotify Technology SA (a)	8,965	2,138,153
		34,077,557
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	21,175	60,093,591
Class C (a)	17,761	50,601,799
Meta Platforms, Inc. Class A (a)	187,920	60,972,523
Pinterest, Inc. Class A (a)	161,377	6,464,763
		178,132,676
Media - 0.1%
The New York Times Co. Class A	27,350	1,299,125
TOTAL COMMUNICATION SERVICES		213,509,358
CONSUMER DISCRETIONARY - 17.5%
Automobiles - 3.9%
Tesla, Inc. (a)	61,180	70,036,417
Hotels, Restaurants & Leisure - 1.3%
Churchill Downs, Inc.	1,457	326,689
International Game Technology PLC	160,672	4,341,357
Papa John's International, Inc.	19,874	2,423,038
Scientific Games Corp. Class A (a)	117,239	7,493,917
SeaWorld Entertainment, Inc. (a)	12,512	738,083
Starbucks Corp.	10,629	1,165,364
Wendy's Co.	142,029	2,922,957
Wingstop, Inc.	2,132	342,399
Yum! Brands, Inc.	31,121	3,822,904
		23,576,708
Household Durables - 0.2%
D.R. Horton, Inc.	36,810	3,596,337
Sonos, Inc. (a)	19,785	626,195
		4,222,532
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (a)	33,197	116,424,203
Etsy, Inc. (a)	16,480	4,525,078
Shutterstock, Inc.	15,616	1,780,380
		122,729,661
Leisure Products - 0.2%
Brunswick Corp. (b)	31,382	2,947,084
Mattel, Inc. (a)	26,161	554,875
		3,501,959
Multiline Retail - 0.2%
Target Corp.	15,021	3,662,721
Specialty Retail - 4.0%
Academy Sports & Outdoors, Inc. (a)	31,568	1,408,564
Bath & Body Works, Inc.	44,564	3,348,093
Best Buy Co., Inc.	35,808	3,826,443
Lowe's Companies, Inc.	16,149	3,949,884
O'Reilly Automotive, Inc. (a)	15,263	9,740,236
The Home Depot, Inc.	95,910	38,422,505
Ulta Beauty, Inc. (a)	22,983	8,824,323
Williams-Sonoma, Inc.	17,096	3,330,985
		72,851,033
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	36,264	5,948,021
NIKE, Inc. Class B	76,350	12,921,474
		18,869,495
TOTAL CONSUMER DISCRETIONARY		319,450,526
CONSUMER STAPLES - 2.7%
Beverages - 1.6%
Monster Beverage Corp. (a)	130,385	10,923,655
PepsiCo, Inc.	30,695	4,904,447
The Coca-Cola Co.	261,443	13,712,685
		29,540,787
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	14,338	7,733,630
Walmart, Inc.	60,751	8,543,413
		16,277,043
Household Products - 0.1%
Colgate-Palmolive Co.	22,858	1,714,807
Personal Products - 0.1%
MediFast, Inc. (b)	9,704	1,996,501
TOTAL CONSUMER STAPLES		49,529,138
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	4,764	136,632
Oil, Gas & Consumable Fuels - 1.4%
APA Corp.	174,841	4,505,653
Continental Resources, Inc. (b)	8,319	368,864
Devon Energy Corp.	29,739	1,250,822
EOG Resources, Inc.	62,020	5,395,740
Magnolia Oil & Gas Corp. Class A	168,985	3,205,645
Matador Resources Co. (b)	7,825	307,288
Pioneer Natural Resources Co.	32,937	5,873,326
SM Energy Co.	82,158	2,382,582
Texas Pacific Land Corp. (b)	1,593	1,925,571
		25,215,491
TOTAL ENERGY		25,352,123
FINANCIALS - 2.6%
Capital Markets - 1.8%
Artisan Partners Asset Management, Inc.	117,699	5,264,676
Blackstone, Inc.	36,424	5,152,175
Cohen & Steers, Inc.	9,988	896,623
MSCI, Inc.	11,755	7,399,185
S&P Global, Inc.	25,467	11,606,076
SEI Investments Co.	50,695	3,022,943
		33,341,678
Consumer Finance - 0.6%
Discover Financial Services	91,365	9,853,715
Upstart Holdings, Inc.	3,670	751,946
		10,605,661
Insurance - 0.2%
Primerica, Inc.	2,123	312,399
Trupanion, Inc. (a)(b)	22,654	2,793,691
		3,106,090
TOTAL FINANCIALS		47,053,429
HEALTH CARE - 8.8%
Biotechnology - 3.0%
AbbVie, Inc.	56,823	6,550,555
Amgen, Inc.	79,768	15,864,260
Gilead Sciences, Inc.	39,907	2,750,790
Incyte Corp. (a)	61,946	4,194,983
Moderna, Inc. (a)	18,574	6,546,035
Novavax, Inc. (a)(b)	10,605	2,212,521
Regeneron Pharmaceuticals, Inc. (a)	10,045	6,393,944
Vertex Pharmaceuticals, Inc. (a)	56,818	10,621,557
		55,134,645
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	100,157	12,596,746
Abiomed, Inc. (a)	1,951	614,136
IDEXX Laboratories, Inc. (a)	20,220	12,295,175
Intuitive Surgical, Inc. (a)	612	198,496
Novocure Ltd. (a)	1,809	169,395
Ortho Clinical Diagnostics Holdings PLC	80,962	1,549,613
Shockwave Medical, Inc. (a)	6,626	1,194,270
		28,617,831
Health Care Providers & Services - 0.6%
Anthem, Inc.	22,803	9,263,263
Molina Healthcare, Inc. (a)	5,972	1,703,095
		10,966,358
Health Care Technology - 0.6%
Veeva Systems, Inc. Class A (a)	40,144	11,343,892
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	726	110,940
Agilent Technologies, Inc.	48,067	7,253,310
Illumina, Inc. (a)	792	289,341
Mettler-Toledo International, Inc. (a)	5,980	9,054,497
Thermo Fisher Scientific, Inc.	3,448	2,181,998
Waters Corp. (a)	30,608	10,041,567
		28,931,653
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	155,444	8,336,462
Eli Lilly & Co.	14,096	3,496,372
Johnson & Johnson	53,672	8,369,075
Merck & Co., Inc.	70,843	5,306,849
		25,508,758
TOTAL HEALTH CARE		160,503,137
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	40,205	13,401,131
Moog, Inc. Class A	27,631	1,911,236
		15,312,367
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	29,510	3,589,006
United Parcel Service, Inc. Class B	9,815	1,947,002
		5,536,008
Building Products - 0.3%
Simpson Manufacturing Co. Ltd.	43,985	5,074,110
Commercial Services & Supplies - 0.2%
Cintas Corp.	7,062	2,981,506
Construction & Engineering - 0.2%
EMCOR Group, Inc.	32,010	3,820,073
Electrical Equipment - 0.5%
Atkore, Inc. (a)(b)	15,174	1,616,031
Emerson Electric Co.	64,040	5,625,274
Plug Power, Inc. (a)(b)	3,077	122,618
Rockwell Automation, Inc.	5,228	1,757,654
		9,121,577
Machinery - 0.4%
AGCO Corp.	24,111	2,657,273
Allison Transmission Holdings, Inc.	85,581	2,960,247
Caterpillar, Inc.	7,735	1,495,562
Cummins, Inc.	103	21,604
Deere & Co.	345	119,211
		7,253,897
Professional Services - 0.3%
Exponent, Inc.	5,688	662,652
Upwork, Inc. (a)	105,067	3,914,796
		4,577,448
Road & Rail - 1.4%
Landstar System, Inc.	21,360	3,600,228
Old Dominion Freight Lines, Inc.	25,359	9,006,756
Union Pacific Corp.	50,987	12,014,577
XPO Logistics, Inc. (a)	11,148	807,561
		25,429,122
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	8,621	4,150,236
TOTAL INDUSTRIALS		83,256,344
INFORMATION TECHNOLOGY - 46.3%
Electronic Equipment & Components - 0.7%
National Instruments Corp.	211,134	8,766,284
Vontier Corp.	106,076	3,342,455
		12,108,739
IT Services - 5.7%
Accenture PLC Class A	13,011	4,650,131
Amdocs Ltd.	82,827	5,782,981
Cloudflare, Inc. (a)	11,245	2,116,759
EPAM Systems, Inc. (a)	18,308	11,141,333
Gartner, Inc. (a)	35,462	11,073,010
GoDaddy, Inc. (a)	31,307	2,196,812
MasterCard, Inc. Class A	92,941	29,268,980
MongoDB, Inc. Class A (a)	7,722	3,846,328
Okta, Inc. (a)	4,517	972,194
PayPal Holdings, Inc. (a)	46,333	8,566,508
Snowflake Computing, Inc. (a)	9,614	3,270,202
Visa, Inc. Class A	112,104	21,722,392
		104,607,630
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (a)	107,034	16,950,975
Applied Materials, Inc.	114,511	16,854,874
Broadcom, Inc.	35,058	19,410,913
Cirrus Logic, Inc. (a)	30,911	2,478,444
Intel Corp.	182,910	8,999,172
Lam Research Corp.	2,853	1,939,612
NVIDIA Corp.	179,998	58,816,146
Qorvo, Inc. (a)	1,424	208,232
Qualcomm, Inc.	142,302	25,694,049
Semtech Corp. (a)	3,313	283,825
Texas Instruments, Inc.	31,225	6,006,753
Xilinx, Inc.	6,191	1,414,334
		159,057,329
Software - 19.3%
Adobe, Inc. (a)	51,490	34,490,577
Atlassian Corp. PLC (a)	15,374	5,785,544
Bill.Com Holdings, Inc. (a)	973	273,267
Box, Inc. Class A (a)(b)	272,158	6,371,219
Cadence Design Systems, Inc. (a)	315	55,900
Citrix Systems, Inc.	5,444	437,861
Crowdstrike Holdings, Inc. (a)	22,049	4,787,720
Datadog, Inc. Class A (a)	8,383	1,494,605
DocuSign, Inc. (a)	35,945	8,855,410
Dropbox, Inc. Class A (a)	375,287	9,235,813
Fair Isaac Corp. (a)	15,673	5,534,606
Fortinet, Inc. (a)	39,441	13,098,751
HubSpot, Inc. (a)	6,790	5,478,919
Intuit, Inc.	15,026	9,801,460
Manhattan Associates, Inc. (a)	7,365	1,150,118
Microsoft Corp.	559,143	184,847,084
Nutanix, Inc. Class A (a)	133,541	4,436,232
Oracle Corp.	111,852	10,149,450
Palantir Technologies, Inc. (a)(b)	84,657	1,748,167
Qualys, Inc. (a)(b)	14,552	1,895,980
ServiceNow, Inc. (a)	12,980	8,407,146
Synopsys, Inc. (a)	35,988	12,271,908
Tenable Holdings, Inc. (a)	11,789	582,377
The Trade Desk, Inc. (a)	21,861	2,260,865
Unity Software, Inc. (a)	4,340	748,173
VMware, Inc. Class A (a)	79,938	9,331,962
Workday, Inc. Class A (a)	30,259	8,297,926
Zscaler, Inc. (a)	1,658	575,276
		352,404,316
Technology Hardware, Storage & Peripherals - 11.9%
Apple, Inc.	1,284,604	212,345,039
NetApp, Inc.	52,862	4,698,375
		217,043,414
TOTAL INFORMATION TECHNOLOGY		845,221,428
MATERIALS - 1.1%
Chemicals - 0.9%
Amyris, Inc. (a)(b)	303,166	2,079,719
CF Industries Holdings, Inc.	154,815	9,380,241
Dow, Inc.	29,847	1,639,496
FMC Corp.	15,506	1,553,546
The Chemours Co. LLC	67,166	1,994,830
		16,647,832
Metals & Mining - 0.2%
Alcoa Corp.	62,208	2,894,538
TOTAL MATERIALS		19,542,370
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	13,505	3,544,792
Crown Castle International Corp.	17,063	3,099,494
CubeSmart	4,230	228,082
National Storage Affiliates Trust	135,190	8,297,962
Public Storage	36,299	11,883,567
SBA Communications Corp. Class A	18,879	6,490,600
		33,544,497
Real Estate Management & Development - 0.3%
eXp World Holdings, Inc. (b)	136,896	5,025,452
TOTAL REAL ESTATE		38,569,949
TOTAL COMMON STOCKS (Cost $953,351,238)		1,801,987,802

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	18,553,763	18,557,473
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	17,711,079	17,712,850
TOTAL MONEY MARKET FUNDS (Cost $36,270,323)		36,270,323

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $989,621,561)	1,838,258,125
NET OTHER ASSETS (LIABILITIES) - (0.8)% (e)	(15,205,029)
NET ASSETS - 100.0%	1,823,053,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	90	Dec 2021	20,548,125	112,738	112,738

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $977,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	12,520,561	32,106,240	26,069,328	2,286	-	-	18,557,473	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	35,685,925	95,553,587	113,526,662	4,084	-	-	17,712,850	0.1%
Total	48,206,486	127,659,827	139,595,990	6,370	-	-	36,270,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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